Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 6,340	$ 6,373
Acquisitions during the year	132
Foreign exchange and other	63	(33)
Ending balance	6,535	6,340
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,893	3,894
Foreign exchange and other	45	(1)
Ending balance	3,938	3,893
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,147	2,131
Foreign exchange and other	23	16
Ending balance	2,170	2,147
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	300	348
Acquisitions during the year	132
Foreign exchange and other	(5)	(48)
Ending balance	427	300
Traditional wealth management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,145	2,129
Foreign exchange and other	23	16
Ending balance	2,168	2,145
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Foreign exchange and other	0
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97	97
Foreign exchange and other	0
Ending balance	97	97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,796	3,797
Foreign exchange and other	45	(1)
Ending balance	$ 3,841	$ 3,796